DEBT - Summary of Movements in Debt (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement In Debt Balance [Roll Forward]
Long term debt, beginning balance		$ 1,122,148
Deferred charges, beginning balance		(8,278)	$ (3,634)
Total, beginning balance		1,113,870	1,349,042
Loan repayments	$ (222,100)	(390,138)	(621,235)
Repayment of debt issuance cost		0
Loan draw downs		322,012	389,894
Proceeds from debt issuance cost		0
Amortization of purchase price adjustment			813
Capitalization of debt issuance cost, net of amortization		(261)	4,644
Long term debt, ending balance		1,054,022	1,122,148
Deferred charges, ending balance		(8,539)	(8,278)	$ (3,634)
Total, ending balance		1,045,483	1,113,870	1,349,042
Secured Debt [Member]
Movement In Debt Balance [Roll Forward]
Long term debt, beginning balance		1,122,148	1,185,294
Loan repayments		(390,138)	(453,040)
Loan draw downs		322,012	389,894
Long term debt, ending balance		1,054,022	1,122,148	1,185,294
Convertible Debt [Member]
Movement In Debt Balance [Roll Forward]
Long term debt, beginning balance		0	167,382
Total, beginning balance			31,800
Loan repayments			(168,195)
Amortization of purchase price adjustment			813	10,000
Long term debt, ending balance		$ 0	$ 0	167,382
Total, ending balance				$ 31,800